Net Loss Per Share - Anti-dilutive Securities Excluded from Calculation of Diluted Net Loss Per Share Attributable to Common Stockholders (Detail) - shares	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive securities excluded from calculation of diluted net loss per share attributable to common stockholders	14,006,269	13,675,708	14,006,269	13,675,708	13,708,842	12,335,516
Series A Redeemable Convertible Preferred Stock
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive securities excluded from calculation of diluted net loss per share attributable to common stockholders	4,247,153	4,247,153	4,247,153	4,247,153	4,247,153	4,247,153
Series B Redeemable Convertible Preferred Stock
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive securities excluded from calculation of diluted net loss per share attributable to common stockholders	2,633,138	2,625,142	2,633,138	2,625,142	2,625,142	2,619,812
Series C Redeemable Convertible Preferred Stock
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive securities excluded from calculation of diluted net loss per share attributable to common stockholders	2,584,633	2,584,633	2,584,633	2,584,633	2,584,633	2,584,633
Stock Options
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive securities excluded from calculation of diluted net loss per share attributable to common stockholders	4,541,345	4,218,780	4,541,345	4,218,780	4,251,914	2,883,918